Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000005793 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
Percent of Total Long Exposure	95.70%	[1]
Percent of Total Short Exposure	4.30%	[1]
C000005793 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000005793 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[2]
C000005793 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000005793 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[2]
C000005793 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[2]
C000005793 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[2]
C000005793 [Member] | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[2]
C000005793 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
C000005793 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[2]
C000005793 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[2]
C000005793 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[1],[3]
Percent of Total Long Exposure	10.80%	[1],[3]
Percent of Total Short Exposure	0.60%	[1],[3]
C000005793 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.10%	[1]
Percent of Total Long Exposure	62.00%	[1]
Percent of Total Short Exposure	2.10%	[1]
C000005793 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.20%	[1]
Percent of Total Long Exposure	6.10%	[1]
Percent of Total Short Exposure	0.10%	[1]
C000005793 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Percent of Total Long Exposure	3.10%	[1]
Percent of Total Short Exposure	0.20%	[1]
C000005793 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Percent of Total Long Exposure	2.00%	[1]
Percent of Total Short Exposure	0.70%	[1]
C000005793 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Percent of Total Long Exposure	2.50%	[1]
Percent of Total Short Exposure	0.10%	[1]
C000005793 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Percent of Total Long Exposure	1.90%	[1]
Percent of Total Short Exposure	0.30%	[1]
C000005793 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Percent of Total Long Exposure	1.90%	[1]
Percent of Total Short Exposure	0.10%	[1]
C000005793 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
Percent of Total Long Exposure	1.90%	[1]
Percent of Total Short Exposure		[1],[4]
C000005793 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
Percent of Total Long Exposure	1.80%	[1]
Percent of Total Short Exposure		[1],[4]
C000005793 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
Percent of Total Long Exposure	1.70%	[1]
Percent of Total Short Exposure	0.10%	[1]
C000005790 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
Percent of Total Long Exposure	95.70%	[5]
Percent of Total Short Exposure	4.30%	[5]
C000005790 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[6]
C000005790 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[6]
C000005790 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[6]
C000005790 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[6]
C000005790 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[6]
C000005790 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[6]
C000005790 [Member] | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[6]
C000005790 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[6]
C000005790 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[6]
C000005790 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[6]
C000005790 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[5],[7]
Percent of Total Long Exposure	10.80%	[5],[7]
Percent of Total Short Exposure	0.60%	[5],[7]
C000005790 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.10%	[5]
Percent of Total Long Exposure	62.00%	[5]
Percent of Total Short Exposure	2.10%	[5]
C000005790 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.20%	[5]
Percent of Total Long Exposure	6.10%	[5]
Percent of Total Short Exposure	0.10%	[5]
C000005790 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%	[5]
Percent of Total Long Exposure	3.10%	[5]
Percent of Total Short Exposure	0.20%	[5]
C000005790 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
Percent of Total Long Exposure	2.00%	[5]
Percent of Total Short Exposure	0.70%	[5]
C000005790 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%	[5]
Percent of Total Long Exposure	2.50%	[5]
Percent of Total Short Exposure	0.10%	[5]
C000005790 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.20%	[5]
Percent of Total Long Exposure	1.90%	[5]
Percent of Total Short Exposure	0.30%	[5]
C000005790 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
Percent of Total Long Exposure	1.90%	[5]
Percent of Total Short Exposure	0.10%	[5]
C000005790 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.90%	[5]
Percent of Total Long Exposure	1.90%	[5]
Percent of Total Short Exposure		[5],[8]
C000005790 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.80%	[5]
Percent of Total Long Exposure	1.80%	[5]
Percent of Total Short Exposure		[5],[8]
C000005790 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.80%	[5]
Percent of Total Long Exposure	1.70%	[5]
Percent of Total Short Exposure	0.10%	[5]
C000005792 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[9]
Percent of Total Long Exposure	95.70%	[9]
Percent of Total Short Exposure	4.30%	[9]
C000005792 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[10]
C000005792 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[10]
C000005792 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[10]
C000005792 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[10]
C000005792 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[10]
C000005792 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[10]
C000005792 [Member] | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[10]
C000005792 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[10]
C000005792 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[10]
C000005792 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[10]
C000005792 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[9],[11]
Percent of Total Long Exposure	10.80%	[9],[11]
Percent of Total Short Exposure	0.60%	[9],[11]
C000005792 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.10%	[9]
Percent of Total Long Exposure	62.00%	[9]
Percent of Total Short Exposure	2.10%	[9]
C000005792 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.20%	[9]
Percent of Total Long Exposure	6.10%	[9]
Percent of Total Short Exposure	0.10%	[9]
C000005792 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%	[9]
Percent of Total Long Exposure	3.10%	[9]
Percent of Total Short Exposure	0.20%	[9]
C000005792 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.70%	[9]
Percent of Total Long Exposure	2.00%	[9]
Percent of Total Short Exposure	0.70%	[9]
C000005792 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%	[9]
Percent of Total Long Exposure	2.50%	[9]
Percent of Total Short Exposure	0.10%	[9]
C000005792 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.20%	[9]
Percent of Total Long Exposure	1.90%	[9]
Percent of Total Short Exposure	0.30%	[9]
C000005792 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
Percent of Total Long Exposure	1.90%	[9]
Percent of Total Short Exposure	0.10%	[9]
C000005792 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.90%	[9]
Percent of Total Long Exposure	1.90%	[9]
Percent of Total Short Exposure		[9],[12]
C000005792 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.80%	[9]
Percent of Total Long Exposure	1.80%	[9]
Percent of Total Short Exposure		[9],[12]
C000005792 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.80%	[9]
Percent of Total Long Exposure	1.70%	[9]
Percent of Total Short Exposure	0.10%	[9]
C000172904 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[13]
Percent of Total Long Exposure	95.70%	[13]
Percent of Total Short Exposure	4.30%	[13]
C000172904 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[14]
C000172904 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[14]
C000172904 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[14]
C000172904 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[14]
C000172904 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[14]
C000172904 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[14]
C000172904 [Member] | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[14]
C000172904 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[14]
C000172904 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[14]
C000172904 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[14]
C000172904 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[13],[15]
Percent of Total Long Exposure	10.80%	[13],[15]
Percent of Total Short Exposure	0.60%	[13],[15]
C000172904 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.10%	[13]
Percent of Total Long Exposure	62.00%	[13]
Percent of Total Short Exposure	2.10%	[13]
C000172904 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.20%	[13]
Percent of Total Long Exposure	6.10%	[13]
Percent of Total Short Exposure	0.10%	[13]
C000172904 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%	[13]
Percent of Total Long Exposure	3.10%	[13]
Percent of Total Short Exposure	0.20%	[13]
C000172904 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.70%	[13]
Percent of Total Long Exposure	2.00%	[13]
Percent of Total Short Exposure	0.70%	[13]
C000172904 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%	[13]
Percent of Total Long Exposure	2.50%	[13]
Percent of Total Short Exposure	0.10%	[13]
C000172904 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.20%	[13]
Percent of Total Long Exposure	1.90%	[13]
Percent of Total Short Exposure	0.30%	[13]
C000172904 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.00%	[13]
Percent of Total Long Exposure	1.90%	[13]
Percent of Total Short Exposure	0.10%	[13]
C000172904 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.90%	[13]
Percent of Total Long Exposure	1.90%	[13]
Percent of Total Short Exposure		[13],[16]
C000172904 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.80%	[13]
Percent of Total Long Exposure	1.80%	[13]
Percent of Total Short Exposure		[13],[16]
C000172904 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.80%	[13]
Percent of Total Long Exposure	1.70%	[13]
Percent of Total Short Exposure	0.10%	[13]
C000005794 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[17]
Percent of Total Long Exposure	95.70%	[17]
Percent of Total Short Exposure	4.30%	[17]
C000005794 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[18]
C000005794 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[18]
C000005794 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[18]
C000005794 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[18]
C000005794 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[18]
C000005794 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[18]
C000005794 [Member] | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[18]
C000005794 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[18]
C000005794 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[18]
C000005794 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[18]
C000005794 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[17],[19]
Percent of Total Long Exposure	10.80%	[17],[19]
Percent of Total Short Exposure	0.60%	[17],[19]
C000005794 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.10%	[17]
Percent of Total Long Exposure	62.00%	[17]
Percent of Total Short Exposure	2.10%	[17]
C000005794 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.20%	[17]
Percent of Total Long Exposure	6.10%	[17]
Percent of Total Short Exposure	0.10%	[17]
C000005794 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%	[17]
Percent of Total Long Exposure	3.10%	[17]
Percent of Total Short Exposure	0.20%	[17]
C000005794 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.70%	[17]
Percent of Total Long Exposure	2.00%	[17]
Percent of Total Short Exposure	0.70%	[17]
C000005794 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%	[17]
Percent of Total Long Exposure	2.50%	[17]
Percent of Total Short Exposure	0.10%	[17]
C000005794 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.20%	[17]
Percent of Total Long Exposure	1.90%	[17]
Percent of Total Short Exposure	0.30%	[17]
C000005794 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.00%	[17]
Percent of Total Long Exposure	1.90%	[17]
Percent of Total Short Exposure	0.10%	[17]
C000005794 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.90%	[17]
Percent of Total Long Exposure	1.90%	[17]
Percent of Total Short Exposure		[17],[20]
C000005794 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.80%	[17]
Percent of Total Long Exposure	1.80%	[17]
Percent of Total Short Exposure		[17],[20]
C000005794 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.80%	[17]
Percent of Total Long Exposure	1.70%	[17]
Percent of Total Short Exposure	0.10%	[17]

[1]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[2]	Excludes short-term securities, short investments and options, if any.
[3]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[4]	Rounds to less than 0.1%.
[5]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[6]	Excludes short-term securities, short investments and options, if any.
[7]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[8]	Rounds to less than 0.1%.
[9]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[10]	Excludes short-term securities, short investments and options, if any.
[11]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[12]	Rounds to less than 0.1%.
[13]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[14]	Excludes short-term securities, short investments and options, if any.
[15]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[16]	Rounds to less than 0.1%.
[17]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[18]	Excludes short-term securities, short investments and options, if any.
[19]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[20]	Rounds to less than 0.1%.